Derivative Instruments and Hedging Activity (Details 3) (USD $)	3 Months Ended	6 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Commodity derivative contracts
Additional Disclosures about Derivative Instruments and Hedging Activities
Amount of Gain (Loss) Recognized in Income on Derivatives	$ 6,913,622	$ 6,913,622
Not designated as hedging instruments
Additional Disclosures about Derivative Instruments and Hedging Activities
Amount of Gain (Loss) Recognized in Income on Derivatives		(67,000)
Not designated as hedging instruments | Commodity derivative contracts | Loss on derivatives
Additional Disclosures about Derivative Instruments and Hedging Activities
Amount of Gain (Loss) Recognized in Income on Derivatives		$ (67,000)